Financial risk management - Summary of Translation Exposure Risk (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
China, Yuan Renminbi
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes	$ 14,248		$ 60,598
United States of America, Dollars
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes	3,236	$ 15,133	24,957
Sweden, Kronor
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes		60,213
Australia, Dollars
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes	2,264
Euro Member Countries, Euro
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes		14,975	14,888
Impact on loss before income taxes			$ 3,677
United Kingdom, Pounds
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes	$ 10,645	$ 7,481